Segment and geographic information (Table)	3 Months Ended
Mar. 31, 2020
Segment and geographic information.
Schedule of geographic areas based on buyer location

	Three months ended March 31,		Year ended December 31,
	2020	2019	2019	2018	2017
	(unaudited)	(unaudited)
U.S.	$18,237	$12,968	$57,938	$40,529	$28,261
Europe	8,724	5,366	25,181	15,265	10,141
Asia Pacific	3,943	2,893	13,356	11,076	7,838
Rest of the world	2,846	2,248	9,374	7,477	5,155
Israel	400	288	1,224	1,156	717
	$34,150	$23,763	$107,073	$75,503	$52,112

Schedule of Property and Equipment, Net by Geographical Areas

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
Israel	$4,973	$4,961	$4,800
U.S. and other	406	360	343
	$5,379	$5,321	$5,143